Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of other equity instruments [line items]
Borrowings	€ 9,307	€ 12,061	[1]	€ 13,635
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	1,257	1,292
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Borrowings	454	454				€ 454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 454	454
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	4.26%
Coupon date	Annually, March 4
Year of next call	2021
Borrowings	€ 203	203				203
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	4.26%
Borrowings original currency	EUR
Coupon date	Annually, March 4
Year of next call	2021
Borrowings	€ 203	203
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.506%
Coupon date	Annually, June 8
Year of next call	2025
Borrowings	€ 114	114				114
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.506%
Borrowings original currency	EUR
Coupon date	Annually, June 8
Year of next call	2025
Borrowings	€ 114	114
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.425%
Borrowings original currency	EUR
Coupon date	Annually, October 14
Year of next call	2028
Borrowings	€ 136	136				€ 136
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.425%
Borrowings original currency	EUR
Coupon date	Annually, October 14
Year of next call	2028
Borrowings	€ 136	€ 136

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.